UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS

July 31, 2008                                                        (Unaudited)

LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                                     Shares    (000)
-------------------------------------------------------------   ------   -------
COMMON STOCK (99.3%)
AEROSPACE & DEFENSE (2.7%)
   Boeing                                                        5,300   $   324
   Northrop Grumman                                              2,300       155
   Tyco International                                            6,000       267
   United Technologies                                           4,500       288
                                                                         -------
                                                                           1,034
                                                                         -------
AIR FREIGHT & LOGISTICS (0.5%)
   FedEx                                                         2,600       205
                                                                         -------
AIRCRAFT (1.7%)
   Honeywell International                                       6,400       325
   Lockheed Martin                                               2,900       303
                                                                         -------
                                                                             628
                                                                         -------
APPAREL RETAIL (0.8%)
   Gap                                                           7,800       126
   TJX                                                           5,700       192
                                                                         -------
                                                                             318
                                                                         -------
ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   Ameriprise Financial                                          4,000       170
                                                                         -------
AUTOMOTIVE (0.1%)
   TRW Automotive Holdings                                       2,300        43
                                                                         -------
BANKS (6.1%)
   Bank of America                                              15,974       525
   BB&T                                                          7,300       205
   Fifth Third Bancorp                                           6,900        96
   JPMorgan Chase                                               14,100       573
   Keycorp                                                       3,600        38
   PNC Financial Services Group                                  2,000       143
   Regions Financial                                             9,900        94
   SunTrust Banks                                                2,800       115
   UnionBanCal                                                   1,500        81
   Wachovia                                                     14,600       252
   Washington Mutual                                             4,500        24
   Wells Fargo                                                   5,200       157
                                                                         -------
                                                                           2,303
                                                                         -------
BIOTECHNOLOGY (1.7%)
   Amgen                                                        10,300       645
                                                                         -------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.5%)
   CBS, Cl B                                                    12,700       208
                                                                         -------
BUILDING & CONSTRUCTION (0.6%)
   Lennox International                                          3,200       114
   Masco                                                         6,000        99
                                                                         -------
                                                                             213
                                                                         -------
CHEMICALS (3.4%)
   Dow Chemical                                                  8,800       293
   Eastman Chemical                                              1,600        96
   EI Du Pont de Nemours                                         8,100       355
   Lowe's                                                        8,100       165
   PPG Industries                                                2,200       133
   Rohm & Haas                                                   3,300       247
                                                                         -------
                                                                           1,289
                                                                         -------

                                                                          Value
                                                                Shares    (000)
                                                                ------   -------
COMMERCIAL PRINTING (0.5%)
   RR Donnelley & Sons                                           6,700   $   179
                                                                         -------
COMMERCIAL SERVICES (1.0%)
   Affiliated Computer Services, Cl A *                          2,000        96
   Convergys *                                                   8,600       109
   Electronic Data Systems                                       7,600       189
                                                                         -------
                                                                             394
                                                                         -------
COMPUTER & ELECTRONICS RETAIL (0.5%)
   Best Buy                                                      4,500       179
                                                                         -------
COMPUTERS & SERVICES (8.1%)
   Apple *                                                       2,000       318
   Computer Sciences *                                           2,600       123
   Google, Cl A *                                                  300       142
   Hewlett-Packard                                               9,700       435
   International Business Machines                               7,000       896
   Microsoft                                                    21,300       548
   Seagate Technology                                            6,100        91
   Sun Microsystems *                                           15,600       166
   Symantec *                                                    9,700       204
   Western Digital *                                             4,500       130
                                                                         -------
                                                                           3,053
                                                                         -------
CONSUMER DISCRETIONARY (2.0%)
   Kimberly-Clark                                                4,300       248
   Procter & Gamble                                              7,800       511
                                                                         -------
                                                                             759
                                                                         -------
CONSUMER PRODUCTS (1.3%)
   Brunswick                                                     2,700        35
   Hasbro                                                        5,300       205
   Mattel                                                        9,200       184
   Polaris Industries                                            1,700        73
                                                                         -------
                                                                             497
                                                                         -------
DIVERSIFIED METALS & MINING (0.8%)
   Freeport-McMoRan Copper & Gold                                3,300       319
                                                                         -------
ELECTRICAL SERVICES (4.6%)
   Alliant Energy                                                2,300        74
   Duke Energy                                                  13,500       237
   General Electric                                             30,100       852
   PG&E                                                          5,600       216
   Progress Energy                                               3,300       140
   SCANA                                                         2,300        83
   Xcel Energy                                                   6,700       134
                                                                         -------
                                                                           1,736
                                                                         -------
ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
   Waste Management                                              6,400       227
                                                                         -------
FINANCIAL SERVICES (3.8%)
   Capital One Financial                                         4,600       193
   CIT Group                                                     7,600        64
   Citigroup                                                    17,200       321
   Discover Financial Services                                   1,450        21
   Goldman Sachs Group                                           2,600       479

SCHEDULE OF INVESTMENTS

July 31, 2008                                                        (Unaudited)

LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                                     Shares    (000)
-------------------------------------------------------------   ------   -------
FINANCIAL SERVICES (CONTINUED)
   Lehman Brothers Holdings                                      4,300   $    75
   Morgan Stanley                                                7,100       280
                                                                         -------
                                                                           1,433
                                                                         -------
FOOD, BEVERAGE & TOBACCO (2.9%)
   Coca-Cola                                                     2,700       139
   Coca-Cola Enterprises                                         6,200       105
   ConAgra Foods                                                 8,500       184
   Pepsi Bottling Group                                          3,000        84
   PepsiCo                                                       2,100       140
   Philip Morris International                                   3,200       165
   Sara Lee                                                     13,700       187
   Supervalu                                                     3,800        97
                                                                         -------
                                                                           1,101
                                                                         -------
GAS/NATURAL GAS (0.4%)
   AGL Resources                                                 4,300       149
                                                                         -------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.5%)
   Leggett & Platt                                               3,800        74
   Whirlpool                                                     1,400       106
                                                                         -------
                                                                             180
                                                                         -------
INSURANCE (7.0%)
   ACE                                                           4,100       208
   Allstate                                                      4,900       227
   American International Group                                 12,900       336
   Chubb                                                         4,700       226
   Cigna                                                         4,000       148
   Genworth Financial, Cl A                                      3,400        54
   Hartford Financial Services Group                             1,500        95
   Lincoln National                                              2,800       134
   Loews                                                         2,500       111
   MetLife                                                       1,700        86
   Prudential Financial                                          2,100       145
   Travelers                                                     6,600       291
   UnitedHealth Group                                            3,200        90
   Unum Group                                                    7,500       181
   WellPoint *                                                   5,300       278
   XL Capital, Cl A                                              2,300        41
                                                                         -------
                                                                           2,651
                                                                         -------
MACHINERY (4.8%)
   Black & Decker                                                1,600        96
   Caterpillar                                                   5,400       375
   Cummins                                                       3,200       212
   Dover                                                         3,700       184
   Eaton                                                         2,600       185
   Illinois Tool Works                                           4,700       220
   Ingersoll-Rand, Cl A                                          4,000       144
   Johnson Controls                                              7,300       220
   Parker Hannifin                                               2,900       179
                                                                         -------
                                                                           1,815
                                                                         -------
MORTGAGE REIT'S (0.0%)
   Thornburg Mortgage                                            3,300         1
                                                                         -------

                                                                          Value
                                                                Shares    (000)
                                                                ------   -------
MOTORCYCLE MANUFACTURERS (0.4%)
   Harley-Davidson                                               4,200   $   159
                                                                         -------
MULTIMEDIA (1.0%)
   Time Warner                                                  26,300       377
                                                                         -------
OFFICE ELECTRONICS (0.5%)
   Xerox                                                        13,900       190
                                                                         -------
OFFICE EQUIPMENT (0.5%)
   3M                                                            1,800       127
   Steelcase, Cl A                                               7,500        74
                                                                         -------
                                                                             201
                                                                         -------
OIL & GAS EQUIPMENT & SERVICES (0.7%)
   Halliburton                                                   1,900        85
   Schlumberger                                                  1,800       183
                                                                         -------
                                                                             268
                                                                         -------
PAPER & PAPER PRODUCTS (0.5%)
   International Paper                                           6,500       180
                                                                         -------
PAPER PACKAGING (0.2%)
   Sonoco Products                                               2,100        68
                                                                         -------
PETROLEUM & FUEL PRODUCTS (12.0%)
   Apache                                                        3,200       359
   Chevron                                                      10,100       854
   ConocoPhillips                                                8,500       694
   Exxon Mobil                                                  21,900     1,762
   Marathon Oil                                                  6,000       297
   Occidental Petroleum                                          2,500       197
   Patterson-UTI Energy                                          3,200        91
   Sunoco                                                        2,100        85
   Tesoro                                                        1,500        23
   Valero Energy                                                 5,300       177
                                                                         -------
                                                                           4,539
                                                                         -------
PHARMACEUTICALS (8.8%)
   Bristol-Myers Squibb                                         16,300       344
   Eli Lilly                                                     9,400       443
   Forest Laboratories *                                         3,700       131
   Johnson & Johnson                                            14,800     1,013
   King Pharmaceuticals *                                        8,300        96
   Merck                                                         6,100       201
   Pfizer                                                       37,700       704
   Watson Pharmaceuticals *                                      2,900        84
   Wyeth                                                         8,300       336
                                                                         -------
                                                                           3,352
                                                                         -------
PRINTING & PUBLISHING (0.4%)
   Gannett                                                       1,800        33
   Lexmark International, Cl A *                                 3,000       105
                                                                         -------
                                                                             138
                                                                         -------
RAILROADS (0.5%)
   Norfolk Southern                                              2,500       180
                                                                         -------
REINSURANCE (0.5%)
   Everest Re Group                                              2,200       180
                                                                         -------

SCHEDULE OF INVESTMENTS

July 31, 2008                                                        (Unaudited)

LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                                     Shares    (000)
-------------------------------------------------------------   ------   -------
RETAIL (4.5%)
   Brinker International                                         2,900   $    53
   Darden Restaurants                                            2,700        88
   Home Depot                                                   17,100       408
   JC Penney                                                     1,600        49
   Kroger                                                        8,000       226
   Macy's                                                        7,700       145
   Wal-Mart Stores                                              12,300       721
                                                                         -------
                                                                           1,690
                                                                         -------
RETAIL REIT'S (0.2%)
   National Retail Properties                                    3,900        82
                                                                         -------
SECURITIES BROKERAGE/DEALERS (0.3%)
   Merrill Lynch                                                 4,300       115
                                                                         -------
SEMI-CONDUCTORS/INSTRUMENTS (4.5%)
   Amkor Technology *                                            7,800        68
   Cymer *                                                       3,900       103
   Integrated Device Technology *                               13,800       138
   Intel                                                        31,700       704
   Kla-Tencor                                                    4,100       154
   Molex                                                         5,100       125
   Texas Instruments                                            14,600       356
   Vishay Intertechnology *                                      6,900        62
                                                                         -------
                                                                           1,710
                                                                         -------
SPECIALIZED REIT'S (0.1%)
   Hospitality Properties Trust                                  2,100        45
                                                                         -------
SPECIALTY CHEMICALS (0.3%)
   Sherwin-Williams                                              1,900       101
                                                                         -------
STEEL & STEEL WORKS (0.8%)
   Alcoa                                                         4,300       145
   Nucor                                                         3,100       178
                                                                         -------
                                                                             323
                                                                         -------
TECHNOLOGY DISTRIBUTORS (0.3%)
   Avnet *                                                       3,900       106
                                                                         -------
TELEPHONES & TELECOMMUNICATIONS (4.7%)
   AT&T                                                         27,400       844
   Cisco Systems *                                              12,900       284
   Embarq                                                        1,400        64
   Motorola                                                      8,500        74
   Verizon Communications                                       15,400       524
                                                                         -------
                                                                           1,790
                                                                         -------
TRUCKING (0.3%)
   Con-way                                                       1,900        96
                                                                         -------
TOTAL COMMON STOCK
      (Cost $46,693)                                                      37,619
                                                                         -------

                                                                 Face
                                                                Amount    Value
                                                                 (000)    (000)
                                                                ------   -------
REPURCHASE AGREEMENT (0.5%)
   Morgan Stanley
      1.750%, dated 07/31/08, to be repurchased on 08/01/08,
      repurchase price $206,675 (collateralized by a U.S.
      Treasury Bond, par value $177,196, 2.375%,
      01/15/25, with total market value $210,788)               $  207   $   207
                                                                         -------
TOTAL REPURCHASE AGREEMENT
      (Cost $207)                                                            207
                                                                         -------
TOTAL INVESTMENTS (99.8%)
(Cost $46,900) +                                                         $37,826
                                                                         =======

PERCENTAGES ARE BASED ON NET ASSETS OF $37,894(000).

*    NON-INCOME PRODUCING SECURITY.

CL   - CLASS

REIT - REAL ESTATE INVESTMENT TRUST

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $46,907(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,002(000) AND $(10,076)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

LSV-QH-003-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008